Employee Benefits (Post-Employment) - Summary of Pension Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 13, 2017	Dec. 31, 2016	Dec. 13, 2016
Disclosure of pension plan assets by type of asset [Line Items]
Quoted prices in active markets		$ 14,405		$ 14,913
%		96.00%		96.00%
Total fair value	$ 15,025		$ 15,545
%	100.00%		100.00%
Receivables [Member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	$ 1,139		$ 1,306
%	8.00%		8.00%
Fixed income securities [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	$ 8,686		$ 7,078
%	58.00%		46.00%
Variable income securities [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	$ 3,162		$ 4,657
%	21.00%		30.00%
Structured investments [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	$ 373		$ 731
%	2.00%		5.00%
Real estate properties [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	$ 1,045		$ 1,141
%	7.00%		7.00%
Loans to participants [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	$ 620		$ 632
%	4.00%		4.00%
Corporate Bonds [member] | Fixed income securities [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	$ 118		$ 62
Government Bonds [member] | Fixed income securities [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	6,744		6,019
Fixed Income Funds 1 [Member] | Fixed income securities [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	1,815		986
Other Investment [member] | Fixed income securities [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	9		11
Other Investment [member] | Variable income securities [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	285		164
Common and preferred shares [member] | Variable income securities [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	2,877		4,493
Private equity funds 1 [member] | Structured investments [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	307		636
Venture Capital Funds 1 [member] | Structured investments [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	14		16
Real estate funds [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	52		$ 79
Level 1 [member]
Disclosure of pension plan assets by type of asset [Line Items]
Quoted prices in active markets		$ 9,560
Total fair value	9,560
Level 1 [member] | Fixed income securities [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	6,683
Level 1 [member] | Variable income securities [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	2,877
Level 1 [member] | Government Bonds [member] | Fixed income securities [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	6,683
Level 1 [member] | Common and preferred shares [member] | Variable income securities [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	2,877
Level 2 [member]
Disclosure of pension plan assets by type of asset [Line Items]
Quoted prices in active markets		$ 4,845
Total fair value	5,465
Level 2 [member] | Receivables [Member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	1,139
Level 2 [member] | Fixed income securities [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	2,003
Level 2 [member] | Variable income securities [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	285
Level 2 [member] | Structured investments [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	373
Level 2 [member] | Real estate properties [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	1,045
Level 2 [member] | Loans to participants [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	620
Level 2 [member] | Corporate Bonds [member] | Fixed income securities [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	118
Level 2 [member] | Government Bonds [member] | Fixed income securities [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	61
Level 2 [member] | Fixed Income Funds 1 [Member] | Fixed income securities [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	1,815
Level 2 [member] | Other Investment [member] | Fixed income securities [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	9
Level 2 [member] | Other Investment [member] | Variable income securities [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	285
Level 2 [member] | Private equity funds 1 [member] | Structured investments [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	307
Level 2 [member] | Venture Capital Funds 1 [member] | Structured investments [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	14
Level 2 [member] | Real estate funds [member]
Disclosure of pension plan assets by type of asset [Line Items]
Total fair value	$ 52